BALANCE SHEETS (Parenthetical) - USD ($)	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
STOCKHOLDERS' DEFICIT
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	950,000,000	950,000,000
Common stock, shares issued	1,214,831,545	527,327,424	419,562,102
Common stock, shares outstanding	1,213,331,545	525,827,424	418,062,102
Common stock issuable, shares		0	40,000
Notes payable	$ 31,714	$ 0
Football and office equipment, net of accumulated depreciation	114,161	0
Unsecured [Member]
STOCKHOLDERS' DEFICIT
Convertible promissory notes, debt discounts and put premiums	133,262	32,129	$ 54,942
Secured Debt [Member]
STOCKHOLDERS' DEFICIT
Convertible promissory notes, debt discounts and put premiums	$ 260,487	$ 462,468	$ 53,333